Expected credit loss measurement - Sensitivity analysis (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Baseline ECL scenario | Eurozone Housing Price Index | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	$ 1,000
Baseline ECL scenario | Eurozone Housing Price Index | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	210
Baseline ECL scenario | Eurozone Housing Price Index | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(160)
Baseline ECL scenario | Eurozone Housing Price Index | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(250)
Baseline ECL scenario | Fixed income: 10-year government bonds (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	340
Baseline ECL scenario | Fixed income: 10-year government bonds (relative change) | Minus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	60
Baseline ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(20)
Baseline ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	3,340
Baseline ECL scenario | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(6,720)
Baseline ECL scenario | Unemployment rate (absolute change) | Minus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(2,000)
Baseline ECL scenario | Unemployment rate (absolute change) | Plus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	2,260
Baseline ECL scenario | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	8,560
Baseline ECL scenario | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	2,500
Baseline ECL scenario | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(2,790)
Upside ECL scenario | Eurozone Housing Price Index | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	590
Upside ECL scenario | Eurozone Housing Price Index | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	130
Upside ECL scenario | Eurozone Housing Price Index | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(90)
Upside ECL scenario | Eurozone Housing Price Index | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(420)
Upside ECL scenario | Fixed income: 10-year government bonds (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(520)
Upside ECL scenario | Fixed income: 10-year government bonds (relative change) | Minus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(310)
Upside ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	470
Upside ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	4,030
Upside ECL scenario | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(4,790)
Upside ECL scenario | Unemployment rate (absolute change) | Minus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(1,450)
Upside ECL scenario | Unemployment rate (absolute change) | Plus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	1,650
Upside ECL scenario | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	5,930
Upside ECL scenario | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	2,420
Upside ECL scenario | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(1,470)
Mild downside ECL scenario | Eurozone Housing Price Index | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	4,670
Mild downside ECL scenario | Eurozone Housing Price Index | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	850
Mild downside ECL scenario | Eurozone Housing Price Index | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(900)
Mild downside ECL scenario | Eurozone Housing Price Index | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(4,660)
Mild downside ECL scenario | Fixed income: 10-year government bonds (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(25,250)
Mild downside ECL scenario | Fixed income: 10-year government bonds (relative change) | Minus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(7,720)
Mild downside ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	7,750
Mild downside ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	36,650
Mild downside ECL scenario | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(26,410)
Mild downside ECL scenario | Unemployment rate (absolute change) | Minus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(7,790)
Mild downside ECL scenario | Unemployment rate (absolute change) | Plus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	8,740
Mild downside ECL scenario | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	36,270
Mild downside ECL scenario | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	2,420
Mild downside ECL scenario | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(2,470)
Severe downside ECL scenario | Eurozone Housing Price Index | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	9,500
Severe downside ECL scenario | Eurozone Housing Price Index | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	1,890
Severe downside ECL scenario | Eurozone Housing Price Index | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(2,160)
Severe downside ECL scenario | Eurozone Housing Price Index | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(8,510)
Severe downside ECL scenario | Fixed income: 10-year government bonds (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(210)
Severe downside ECL scenario | Fixed income: 10-year government bonds (relative change) | Minus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(110)
Severe downside ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	120
Severe downside ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	110
Severe downside ECL scenario | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(54,970)
Severe downside ECL scenario | Unemployment rate (absolute change) | Minus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(16,200)
Severe downside ECL scenario | Unemployment rate (absolute change) | Plus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	17,310
Severe downside ECL scenario | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	73,040
Severe downside ECL scenario | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	1,010
Severe downside ECL scenario | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(1,010)
Weighted average | Eurozone Housing Price Index | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	3,060
Weighted average | Eurozone Housing Price Index | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	560
Weighted average | Eurozone Housing Price Index | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(540)
Weighted average | Eurozone Housing Price Index | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(2,520)
Weighted average | Fixed income: 10-year government bonds (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(7,690)
Weighted average | Fixed income: 10-year government bonds (relative change) | Minus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(2,310)
Weighted average | Fixed income: 10-year government bonds (relative change) | Plus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	2,180
Weighted average | Fixed income: 10-year government bonds (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	13,350
Weighted average | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(18,020)
Weighted average | Unemployment rate (absolute change) | Minus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(5,430)
Weighted average | Unemployment rate (absolute change) | Plus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	5,990
Weighted average | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	24,360
Weighted average | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	2,190
Weighted average | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(2,370)
UBS AG | Baseline ECL scenario | Eurozone Housing Price Index | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	1,000
UBS AG | Baseline ECL scenario | Eurozone Housing Price Index | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	210
UBS AG | Baseline ECL scenario | Eurozone Housing Price Index | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(160)
UBS AG | Baseline ECL scenario | Eurozone Housing Price Index | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(250)
UBS AG | Baseline ECL scenario | Fixed income: 10-year government bonds (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	340
UBS AG | Baseline ECL scenario | Fixed income: 10-year government bonds (relative change) | Minus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	60
UBS AG | Baseline ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(20)
UBS AG | Baseline ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	3,340
UBS AG | Baseline ECL scenario | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(6,720)
UBS AG | Baseline ECL scenario | Unemployment rate (absolute change) | Minus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(2,000)
UBS AG | Baseline ECL scenario | Unemployment rate (absolute change) | Plus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	2,260
UBS AG | Baseline ECL scenario | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	8,560
UBS AG | Baseline ECL scenario | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	2,500
UBS AG | Baseline ECL scenario | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(2,790)
UBS AG | Upside ECL scenario | Eurozone Housing Price Index | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	590
UBS AG | Upside ECL scenario | Eurozone Housing Price Index | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	130
UBS AG | Upside ECL scenario | Eurozone Housing Price Index | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(90)
UBS AG | Upside ECL scenario | Eurozone Housing Price Index | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(420)
UBS AG | Upside ECL scenario | Fixed income: 10-year government bonds (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(520)
UBS AG | Upside ECL scenario | Fixed income: 10-year government bonds (relative change) | Minus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(310)
UBS AG | Upside ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	470
UBS AG | Upside ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	4,030
UBS AG | Upside ECL scenario | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(4,790)
UBS AG | Upside ECL scenario | Unemployment rate (absolute change) | Minus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(1,450)
UBS AG | Upside ECL scenario | Unemployment rate (absolute change) | Plus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	1,650
UBS AG | Upside ECL scenario | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	5,930
UBS AG | Upside ECL scenario | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	2,420
UBS AG | Upside ECL scenario | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(1,470)
UBS AG | Mild downside ECL scenario | Eurozone Housing Price Index | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	4,670
UBS AG | Mild downside ECL scenario | Eurozone Housing Price Index | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	850
UBS AG | Mild downside ECL scenario | Eurozone Housing Price Index | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(900)
UBS AG | Mild downside ECL scenario | Eurozone Housing Price Index | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(4,660)
UBS AG | Mild downside ECL scenario | Fixed income: 10-year government bonds (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(25,250)
UBS AG | Mild downside ECL scenario | Fixed income: 10-year government bonds (relative change) | Minus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(7,720)
UBS AG | Mild downside ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	7,750
UBS AG | Mild downside ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	36,650
UBS AG | Mild downside ECL scenario | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(26,410)
UBS AG | Mild downside ECL scenario | Unemployment rate (absolute change) | Minus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(7,790)
UBS AG | Mild downside ECL scenario | Unemployment rate (absolute change) | Plus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	8,740
UBS AG | Mild downside ECL scenario | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	36,270
UBS AG | Mild downside ECL scenario | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	2,420
UBS AG | Mild downside ECL scenario | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(2,470)
UBS AG | Severe downside ECL scenario | Eurozone Housing Price Index | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	9,500
UBS AG | Severe downside ECL scenario | Eurozone Housing Price Index | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	1,890
UBS AG | Severe downside ECL scenario | Eurozone Housing Price Index | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(2,160)
UBS AG | Severe downside ECL scenario | Eurozone Housing Price Index | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(8,510)
UBS AG | Severe downside ECL scenario | Fixed income: 10-year government bonds (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(210)
UBS AG | Severe downside ECL scenario | Fixed income: 10-year government bonds (relative change) | Minus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(110)
UBS AG | Severe downside ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	120
UBS AG | Severe downside ECL scenario | Fixed income: 10-year government bonds (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	110
UBS AG | Severe downside ECL scenario | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(54,970)
UBS AG | Severe downside ECL scenario | Unemployment rate (absolute change) | Minus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(16,200)
UBS AG | Severe downside ECL scenario | Unemployment rate (absolute change) | Plus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	17,310
UBS AG | Severe downside ECL scenario | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	73,040
UBS AG | Severe downside ECL scenario | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	1,010
UBS AG | Severe downside ECL scenario | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(1,010)
UBS AG | Weighted average | Eurozone Housing Price Index | Minus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	3,060
UBS AG | Weighted average | Eurozone Housing Price Index | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	560
UBS AG | Weighted average | Eurozone Housing Price Index | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(540)
UBS AG | Weighted average | Eurozone Housing Price Index | Plus 5.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(2,520)
UBS AG | Weighted average | Fixed income: 10-year government bonds (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(7,690)
UBS AG | Weighted average | Fixed income: 10-year government bonds (relative change) | Minus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(2,310)
UBS AG | Weighted average | Fixed income: 10-year government bonds (relative change) | Plus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	2,180
UBS AG | Weighted average | Fixed income: 10-year government bonds (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	13,350
UBS AG | Weighted average | Unemployment rate (absolute change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(18,020)
UBS AG | Weighted average | Unemployment rate (absolute change) | Minus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	(5,430)
UBS AG | Weighted average | Unemployment rate (absolute change) | Plus 0.25 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	5,990
UBS AG | Weighted average | Unemployment rate (absolute change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	24,360
UBS AG | Weighted average | Real GDP growth (relative change) | Minus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	2,190
UBS AG | Weighted average | Real GDP growth (relative change) | Plus 1.00 percent
Disclosure Of Key Macro Economic Variables Used For Expected Credit Loss Model [Line Items]
Economic forecast financial effect	$ (2,370)